Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Communication Services-3.30%
T-Mobile US, Inc.(b)	131,410	$19,620,827
Consumer Discretionary-13.77%
Airbnb, Inc., Class A(b)	85,732	9,525,683
AutoZone, Inc.(b)	3,411	8,318,917
Chipotle Mexican Grill, Inc.(b)	5,579	9,185,154
Hilton Worldwide Holdings, Inc.	60,075	8,716,282
Marriott International, Inc., Class A	51,838	9,029,143
MercadoLibre, Inc. (Brazil)(b)	8,708	10,290,156
O’Reilly Automotive, Inc.(b)	10,002	7,925,085
Tesla, Inc.(b)	108,534	18,800,259
		81,790,679
Consumer Staples-4.62%
Costco Wholesale Corp.	37,346	19,089,035
Hershey Co. (The)	37,220	8,359,612
		27,448,647
Energy-13.16%
Cheniere Energy, Inc.	49,972	7,635,222
Devon Energy Corp.	120,393	7,613,653
EOG Resources, Inc.	60,203	7,961,847
Exxon Mobil Corp.	174,495	20,243,165
Halliburton Co.	228,328	9,411,680
Hess Corp.	58,206	8,740,213
Occidental Petroleum Corp.	117,638	7,621,766
Schlumberger Ltd.	156,843	8,936,914
		78,164,460
Financials-4.41%
Aon PLC, Class A	27,819	8,865,359
Arthur J. Gallagher & Co.	43,129	8,441,208
Progressive Corp. (The)	65,299	8,903,519
		26,210,086
Health Care-12.14%
Amgen, Inc.	29,172	7,363,013
Eli Lilly and Co.	54,075	18,609,911
Humana, Inc.	15,819	8,094,582
McKesson Corp.	22,666	8,583,161
Thermo Fisher Scientific, Inc.	36,537	20,838,147
Vertex Pharmaceuticals, Inc.(b)	26,645	8,609,000
		72,097,814
Industrials-6.96%
Caterpillar, Inc.	36,220	9,137,944
Cintas Corp.	18,652	8,276,638
CoStar Group, Inc.(b)	103,733	8,080,801
	Shares	Value
Industrials-(continued)
Republic Services, Inc.	62,600	$7,813,732
Waste Management, Inc.	52,006	8,046,888
		41,356,003
Information Technology-37.34%
Accenture PLC, Class A	68,261	19,048,232
Adobe, Inc.(b)	59,107	21,889,686
Amphenol Corp., Class A	105,157	8,388,374
Apple, Inc.	129,277	18,653,378
Arista Networks, Inc.(b)	61,863	7,795,975
Automatic Data Processing, Inc.	32,737	7,392,342
Broadcom, Inc.	37,967	22,211,075
Cadence Design Systems, Inc.(b)	50,787	9,285,387
Enphase Energy, Inc.(b)	26,872	5,948,923
Fortinet, Inc.(b)(c)	160,721	8,412,137
Mastercard, Inc., Class A	56,904	21,088,623
Microsoft Corp.	81,079	20,092,187
Paychex, Inc.	69,364	8,036,513
salesforce.com, inc.(b)	132,115	22,191,357
Visa, Inc., Class A(c)	92,772	21,357,042
		221,791,231
Materials-1.43%
Albemarle Corp.	30,256	8,515,551
Utilities-2.95%
NextEra Energy, Inc.	235,066	17,542,976
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $579,999,602)		594,538,274
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.34%
Invesco Private Government Fund, 4.36%(d)(e)(f)	7,214,646	7,214,646
Invesco Private Prime Fund, 4.59%(d)(e)(f)	18,550,103	18,555,667
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,770,320)		25,770,313
TOTAL INVESTMENTS IN SECURITIES-104.42% (Cost $605,769,922)		620,308,587
OTHER ASSETS LESS LIABILITIES-(4.42)%		(26,253,873)
NET ASSETS-100.00%		$594,054,714
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,052	$6,106,742	$(6,120,794)	$-	$-	$-	$4,294
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,011,107	144,756,346	(143,552,807)	-	-	7,214,646	134,987*
Invesco Private Prime Fund	14,017,490	325,435,233	(320,907,688)	(842)	11,474	18,555,667	372,720*
Total	$20,042,649	$476,298,321	$(470,581,289)	$(842)	$11,474	$25,770,313	$512,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-2.95%
General Motors Co.	301,344	$11,848,846
Ross Stores, Inc.	111,393	13,165,539
		25,014,385
Consumer Staples-12.29%
Altria Group, Inc.	271,142	12,212,236
Archer-Daniels-Midland Co.	125,951	10,435,040
General Mills, Inc.	147,891	11,588,739
Kraft Heinz Co. (The)	314,566	12,749,360
Philip Morris International, Inc.	291,231	30,357,919
Walmart, Inc.	186,650	26,853,336
		104,196,630
Energy-8.59%
Energy Transfer L.P.	984,765	13,077,679
Kinder Morgan, Inc.	650,620	11,906,346
Marathon Petroleum Corp.	98,903	12,711,013
Pioneer Natural Resources Co.	49,079	11,305,348
Valero Energy Corp.	87,081	12,193,952
Williams Cos., Inc. (The)	358,807	11,567,938
		72,762,276
Financials-23.64%
Aflac, Inc.	168,930	12,416,355
Allstate Corp. (The)	90,286	11,599,042
American International Group, Inc.	200,341	12,665,558
Bank of America Corp.	754,073	26,754,510
Chubb Ltd.	57,250	13,023,803
JPMorgan Chase & Co.	209,469	29,317,281
MetLife, Inc.	158,745	11,591,560
Morgan Stanley	314,337	30,594,420
Prudential Financial, Inc.	111,660	11,717,600
Travelers Cos., Inc. (The)	64,945	12,412,288
Wells Fargo & Co.	603,050	28,264,954
		200,357,371
Health Care-29.00%
Abbott Laboratories	269,932	29,840,983
AbbVie, Inc.	180,926	26,731,817
AmerisourceBergen Corp.	73,983	12,500,168
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	39,731	$11,557,748
Bristol-Myers Squibb Co.	362,056	26,303,368
Centene Corp.(b)	144,956	11,051,445
Cigna Corp.	37,696	11,937,192
CVS Health Corp.	123,097	10,859,617
Gilead Sciences, Inc.	143,324	12,030,617
Johnson & Johnson	159,137	26,006,169
Merck & Co., Inc.	269,001	28,893,397
Pfizer, Inc.	581,394	25,674,359
Regeneron Pharmaceuticals, Inc.(b)	16,337	12,391,124
		245,778,004
Industrials-8.11%
Northrop Grumman Corp.	23,028	10,317,465
Raytheon Technologies Corp.	294,061	29,361,991
United Parcel Service, Inc., Class B	156,656	29,017,391
		68,696,847
Information Technology-7.65%
Cisco Systems, Inc.	586,669	28,553,180
Fiserv, Inc.(b)	120,019	12,803,627
International Business Machines Corp.	81,179	10,937,247
KLA Corp.	31,963	12,544,838
		64,838,892
Materials-3.37%
Dow, Inc.	240,217	14,256,879
Nucor Corp.	84,389	14,263,429
		28,520,308
Utilities-4.33%
American Electric Power Co., Inc.	131,292	12,336,196
Consolidated Edison, Inc.	128,127	12,211,785
Sempra Energy	75,931	12,174,017
		36,721,998
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $798,062,623)		846,886,711
OTHER ASSETS LESS LIABILITIES-0.07%		621,981
NET ASSETS-100.00%		$847,508,692
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$91,482	$21,026,653	$(21,118,135)	$-	$-	$-	$10,217
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,785,178	$69,640,531	$(73,425,709)	$-	$-	$-	$70,033*
Invesco Private Prime Fund	8,832,210	169,707,010	(178,543,453)	(1,380)	5,613	-	193,746*
Total	$12,708,870	$260,374,194	$(273,087,297)	$(1,380)	$5,613	$-	$273,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-9.58%
Alphabet, Inc., Class A(b)	8,791	$868,902
Alphabet, Inc., Class C(b)	7,793	778,287
AT&T, Inc.	80,750	1,644,877
Charter Communications, Inc., Class A(b)(c)	4,051	1,556,840
Comcast Corp., Class A	43,833	1,724,829
Meta Platforms, Inc., Class A(b)	13,355	1,989,494
Netflix, Inc.(b)	4,844	1,714,098
T-Mobile US, Inc.(b)	10,952	1,635,243
Verizon Communications, Inc.	41,391	1,720,624
Walt Disney Co. (The)(b)	16,602	1,801,151
		15,434,345
Consumer Discretionary-11.30%
Amazon.com, Inc.(b)	17,402	1,794,668
Booking Holdings, Inc.(b)	768	1,869,389
Ford Motor Co.	116,959	1,580,116
General Motors Co.	40,268	1,583,338
Home Depot, Inc. (The)	4,839	1,568,659
Lowe’s Cos., Inc.	7,685	1,600,401
McDonald’s Corp.	5,670	1,516,158
NIKE, Inc., Class B	14,149	1,801,592
Starbucks Corp.	15,233	1,662,530
Target Corp.	10,124	1,742,745
Tesla, Inc.(b)(c)	8,609	1,491,251
		18,210,847
Consumer Staples-10.29%
Altria Group, Inc.	33,004	1,486,500
Coca-Cola Co. (The)	24,418	1,497,312
Colgate-Palmolive Co.	19,900	1,483,147
Costco Wholesale Corp.	3,206	1,638,715
Kraft Heinz Co. (The)	38,599	1,564,418
Mondelez International, Inc., Class A(c)	22,990	1,504,466
PepsiCo, Inc.	8,418	1,439,646
Philip Morris International, Inc.	15,100	1,574,024
Procter & Gamble Co. (The)	10,214	1,454,269
Walgreens Boots Alliance, Inc.	38,128	1,405,398
Walmart, Inc.	10,608	1,526,173
		16,574,068
Energy-3.13%
Chevron Corp.	9,176	1,596,807
ConocoPhillips	14,067	1,714,345
Exxon Mobil Corp.	14,955	1,734,930
		5,046,082
Financials-15.64%
American Express Co.	10,016	1,752,099
American International Group, Inc.	24,670	1,559,637
Bank of America Corp.	47,812	1,696,370
Bank of New York Mellon Corp. (The)	34,628	1,751,138
Berkshire Hathaway, Inc., Class B(b)	5,061	1,576,603
BlackRock, Inc.	2,190	1,662,670
Capital One Financial Corp.	16,420	1,953,980
Charles Schwab Corp. (The)	19,398	1,501,793
Citigroup, Inc.	34,554	1,804,410
Goldman Sachs Group, Inc. (The)	4,292	1,570,056
JPMorgan Chase & Co.	11,718	1,640,051
MetLife, Inc.	21,449	1,566,206
Morgan Stanley	17,230	1,676,996
	Shares	Value
Financials-(continued)
U.S. Bancorp	35,912	$1,788,418
Wells Fargo & Co.	36,272	1,700,069
		25,200,496
Health Care-12.74%
Abbott Laboratories	14,397	1,591,588
AbbVie, Inc.	9,459	1,397,567
Amgen, Inc.	5,532	1,396,277
Bristol-Myers Squibb Co.	19,554	1,420,598
CVS Health Corp.	15,166	1,337,945
Danaher Corp.	5,723	1,513,047
Eli Lilly and Co.	4,273	1,470,553
Gilead Sciences, Inc.	17,525	1,471,049
Johnson & Johnson	8,773	1,433,684
Medtronic PLC	19,616	1,641,663
Merck & Co., Inc.	14,228	1,528,229
Pfizer, Inc.	29,928	1,321,620
Thermo Fisher Scientific, Inc.	2,769	1,579,244
UnitedHealth Group, Inc.	2,863	1,429,181
		20,532,245
Industrials-11.96%
3M Co.	12,256	1,410,420
Boeing Co. (The)(b)	8,618	1,835,634
Caterpillar, Inc.	6,783	1,711,283
Emerson Electric Co.	16,370	1,476,901
FedEx Corp.	8,981	1,741,057
General Dynamics Corp.	6,241	1,454,527
General Electric Co.	24,497	1,971,519
Honeywell International, Inc.	7,285	1,518,777
Lockheed Martin Corp.	3,190	1,477,799
Raytheon Technologies Corp.	15,689	1,566,547
Union Pacific Corp.	7,294	1,489,362
United Parcel Service, Inc., Class B	8,679	1,607,611
		19,261,437
Information Technology-17.40%
Accenture PLC, Class A	5,344	1,491,243
Adobe, Inc.(b)	4,663	1,726,896
Advanced Micro Devices, Inc.(b)	22,475	1,688,996
Apple, Inc.	10,843	1,564,537
Broadcom, Inc.	2,841	1,662,013
Cisco Systems, Inc.	31,811	1,548,241
Intel Corp.	54,896	1,551,361
International Business Machines Corp.	10,488	1,413,048
Mastercard, Inc., Class A	4,444	1,646,946
Microsoft Corp.	6,282	1,556,742
NVIDIA Corp.	9,069	1,771,811
Oracle Corp.	19,380	1,714,355
PayPal Holdings, Inc.(b)	21,071	1,717,076
QUALCOMM, Inc.	12,949	1,724,936
salesforce.com, inc.(b)	11,806	1,983,054
Texas Instruments, Inc.	8,848	1,567,954
Visa, Inc., Class A(c)	7,424	1,709,079
		28,038,288
Materials-2.09%
Dow, Inc.	30,873	1,832,313
Linde PLC (United Kingdom)	4,644	1,536,885
		3,369,198
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Real Estate-2.06%
American Tower Corp.	7,251	$1,619,801
Simon Property Group, Inc.	13,258	1,703,123
		3,322,924
Utilities-3.76%
Duke Energy Corp.	15,424	1,580,189
Exelon Corp.	37,371	1,576,682
NextEra Energy, Inc.	18,317	1,366,998
Southern Co. (The)	22,647	1,532,749
		6,056,618
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $152,108,804)		161,046,548
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.25%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,013,259	$1,013,259
Invesco Private Prime Fund, 4.59%(d)(e)(f)	2,605,221	2,606,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,619,261)		3,619,261
TOTAL INVESTMENTS IN SECURITIES-102.20% (Cost $155,728,065)		164,665,809
OTHER ASSETS LESS LIABILITIES-(2.20)%		(3,539,986)
NET ASSETS-100.00%		$161,125,823

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,989	$2,808,494	$(2,820,483)	$-	$-	$-	$1,143
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,271	17,925,053	(17,822,065)	-	-	1,013,259	15,045*
Invesco Private Prime Fund	2,122,133	32,884,263	(32,400,851)	(146)	603	2,606,002	40,718*
Total	$3,044,393	$53,617,810	$(53,043,399)	$(146)	$603	$3,619,261	$56,906

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.71%
Alphabet, Inc., Class C(b)	390,432	$38,992,444
Meta Platforms, Inc., Class A(b)	325,525	48,493,459
		87,485,903
Consumer Discretionary-10.88%
D.R. Horton, Inc.	482,610	47,628,781
Garmin Ltd.	236,659	23,400,842
Lennar Corp., Class A	256,340	26,249,216
Pool Corp.(c)	107,117	41,305,386
PulteGroup, Inc.(c)	567,177	32,266,700
Target Corp.	178,746	30,769,336
Tractor Supply Co.	138,496	31,575,703
Ulta Beauty, Inc.(b)	45,030	23,143,619
		256,339,583
Consumer Staples-2.00%
Monster Beverage Corp.(b)(c)	234,459	24,402,493
Procter & Gamble Co. (The)	159,922	22,769,694
		47,172,187
Energy-3.66%
APA Corp.	689,594	30,569,702
Coterra Energy, Inc.	977,388	24,464,021
Diamondback Energy, Inc.(c)	213,308	31,168,565
		86,202,288
Financials-18.07%
American International Group, Inc.	515,467	32,587,824
Arch Capital Group Ltd.(b)(c)	567,362	36,509,745
Assurant, Inc.	221,224	29,332,090
Capital One Financial Corp.	299,525	35,643,475
Chubb Ltd.	99,399	22,612,279
Discover Financial Services(c)	310,786	36,278,050
Loews Corp.	406,526	24,993,218
Moody’s Corp.	78,082	25,200,965
Regions Financial Corp.	1,028,923	24,220,847
Signature Bank	211,000	27,208,450
SVB Financial Group(b)	176,272	53,311,704
Synchrony Financial	792,997	29,126,780
T. Rowe Price Group, Inc.(c)	205,793	23,968,711
Willis Towers Watson PLC	98,038	24,920,279
		425,914,417
Health Care-26.06%
Abbott Laboratories	243,999	26,974,089
AbbVie, Inc.	145,200	21,453,300
Bio-Techne Corp.	336,163	26,778,745
Cigna Corp.	107,668	34,095,225
Edwards Lifesciences Corp.(b)	322,597	24,743,190
Elevance Health, Inc.	49,980	24,989,500
Eli Lilly and Co.	66,398	22,850,872
Hologic, Inc.(b)	543,899	44,257,062
Humana, Inc.	48,025	24,574,392
IDEXX Laboratories, Inc.(b)	58,619	28,166,429
Incyte Corp.(b)	466,577	39,724,366
Laboratory Corp. of America Holdings	117,942	29,735,537
Moderna, Inc.(b)	280,136	49,320,744
Molina Healthcare, Inc.(b)	66,549	20,751,975
Pfizer, Inc.	755,535	33,364,426
Quest Diagnostics, Inc.	198,781	29,515,003
Regeneron Pharmaceuticals, Inc.(b)	54,742	41,520,165
Vertex Pharmaceuticals, Inc.(b)	106,725	34,482,847
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	63,289	$20,795,500
West Pharmaceutical Services, Inc.	135,858	36,083,885
		614,177,252
Industrials-8.91%
C.H. Robinson Worldwide, Inc.(c)	222,181	22,255,871
Copart, Inc.(b)(c)	448,094	29,847,541
Expeditors International of Washington, Inc.	362,846	39,241,795
Generac Holdings, Inc.(b)(c)	369,222	44,528,173
J.B. Hunt Transport Services, Inc.	129,095	24,405,410
Old Dominion Freight Line, Inc.	75,103	25,027,323
United Parcel Service, Inc., Class B	133,825	24,788,405
		210,094,518
Information Technology-18.15%
Accenture PLC, Class A	74,432	20,770,250
Adobe, Inc.(b)	96,867	35,873,725
Apple, Inc.	215,767	31,133,020
Applied Materials, Inc.	339,141	37,810,830
Arista Networks, Inc.(b)	181,484	22,870,614
KLA Corp.	104,911	41,175,469
Lam Research Corp.	81,587	40,801,659
Microsoft Corp.	112,136	27,788,422
Qorvo, Inc.(b)	457,642	49,727,380
QUALCOMM, Inc.	328,697	43,785,727
Skyworks Solutions, Inc.	313,510	34,382,642
Teradyne, Inc.(c)	408,862	41,581,265
		427,701,003
Materials-4.88%
Celanese Corp.	228,291	28,125,451
CF Industries Holdings, Inc.	315,878	26,754,866
Mosaic Co. (The)	525,068	26,011,869
Nucor Corp.	201,838	34,114,659
		115,006,845
Real Estate-1.22%
Weyerhaeuser Co.	834,676	28,737,895
Utilities-2.34%
NRG Energy, Inc.	1,616,008	55,299,794
Total Common Stocks & Other Equity Interests (Cost $2,230,326,987)		2,354,131,685
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $1,392,130)	1,392,130	1,392,130
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,231,719,117)		2,355,523,815
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.80%
Invesco Private Government Fund, 4.36%(d)(e)(f)	25,028,193	25,028,193
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	64,413,215	$64,432,538
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,461,611)		89,460,731
TOTAL INVESTMENTS IN SECURITIES-103.74% (Cost $2,321,180,728)		2,444,984,546
OTHER ASSETS LESS LIABILITIES-(3.74)%		(88,147,386)
NET ASSETS-100.00%		$2,356,837,160
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,036,406	$(18,644,276)	$-	$-	$1,392,130	$16,296
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,620,026	309,554,845	(293,146,678)	-	-	25,028,193	372,645*
Invesco Private Prime Fund	20,110,514	600,240,283	(555,946,294)	(1,622)	29,657	64,432,538	1,056,925*
Total	$28,730,540	$929,831,534	$(867,737,248)	$(1,622)	$29,657	$90,852,861	$1,445,866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.30%
AT&T, Inc.	51,897	$1,057,142
Interpublic Group of Cos., Inc. (The)	13,435	489,840
Omnicom Group, Inc.	5,816	500,118
		2,047,100
Consumer Discretionary-4.66%
Advance Auto Parts, Inc.	3,520	536,026
Dollar Tree, Inc.(b)	2,624	394,072
Ford Motor Co.	101,306	1,368,644
LKQ Corp.	9,948	586,534
		2,885,276
Consumer Staples-7.15%
Archer-Daniels-Midland Co.	8,080	669,428
Conagra Brands, Inc.	10,666	396,668
JM Smucker Co. (The)	2,556	390,557
Kraft Heinz Co. (The)	15,462	626,675
Kroger Co. (The)	17,939	800,618
Molson Coors Beverage Co., Class B	14,196	746,426
Sysco Corp.	4,839	374,829
Walmart, Inc.	2,928	421,251
		4,426,452
Energy-19.94%
APA Corp.	14,064	623,457
Chevron Corp.	3,344	581,923
ConocoPhillips	4,570	556,946
Coterra Energy, Inc.	31,366	785,091
Devon Energy Corp.	8,513	538,362
Diamondback Energy, Inc.	5,405	789,779
EOG Resources, Inc.	3,345	442,376
EQT Corp.	19,604	640,463
Exxon Mobil Corp.	6,041	700,816
Kinder Morgan, Inc.	30,689	561,609
Marathon Oil Corp.	27,811	763,968
Marathon Petroleum Corp.	11,129	1,430,299
Occidental Petroleum Corp.	10,860	703,619
Phillips 66	12,464	1,249,765
Pioneer Natural Resources Co.	2,511	578,409
Valero Energy Corp.	10,054	1,407,862
		12,354,744
Financials-21.51%
Aflac, Inc.	8,579	630,557
Allstate Corp. (The)	3,379	434,100
American International Group, Inc.	17,502	1,106,476
Arch Capital Group Ltd.(b)	7,124	458,429
Chubb Ltd.	2,220	505,028
Comerica, Inc.	8,572	628,413
Discover Financial Services	6,150	717,890
Everest Re Group Ltd.	1,609	562,651
Globe Life, Inc.	3,345	404,243
Hartford Financial Services Group, Inc. (The)	8,065	625,925
Huntington Bancshares, Inc.	39,102	593,177
Loews Corp.	14,650	900,682
M&T Bank Corp.	3,777	589,212
MetLife, Inc.	6,774	494,638
Principal Financial Group, Inc.	9,119	843,963
Prudential Financial, Inc.	4,862	510,218
Raymond James Financial, Inc.	3,507	395,484
Regions Financial Corp.	25,894	609,545
Travelers Cos., Inc. (The)	2,888	551,955
W.R. Berkley Corp.	5,183	363,536
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	15,857	$743,218
Zions Bancorporation N.A.	12,355	656,792
		13,326,132
Health Care-9.88%
AmerisourceBergen Corp.	4,037	682,091
Centene Corp.(b)	9,882	753,404
Cigna Corp.	2,143	678,624
CVS Health Corp.	7,495	661,209
Elevance Health, Inc.	925	462,491
Henry Schein, Inc.(b)	6,324	544,812
Humana, Inc.	840	429,828
McKesson Corp.	1,604	607,403
Molina Healthcare, Inc.(b)	1,429	445,605
Pfizer, Inc.	9,530	420,845
Quest Diagnostics, Inc.	2,945	437,273
		6,123,585
Industrials-6.15%
C.H. Robinson Worldwide, Inc.	7,044	705,597
Cummins, Inc.	1,554	387,785
Huntington Ingalls Industries, Inc.	2,263	499,082
Leidos Holdings, Inc.	3,834	378,953
PACCAR, Inc.	4,586	501,296
Snap-on, Inc.	1,664	413,887
Textron, Inc.	6,880	501,208
Wabtec Corp.	4,071	422,610
		3,810,418
Information Technology-3.26%
Hewlett Packard Enterprise Co.	70,526	1,137,584
HP, Inc.	30,271	882,097
		2,019,681
Materials-6.72%
CF Industries Holdings, Inc.	5,522	467,713
LyondellBasell Industries N.V., Class A	12,005	1,160,764
Mosaic Co. (The)	20,596	1,020,326
Nucor Corp.	5,962	1,007,697
Packaging Corp. of America	3,530	503,731
		4,160,231
Real Estate-2.29%
Host Hotels & Resorts, Inc.	24,901	469,384
VICI Properties, Inc.	11,101	379,432
Weyerhaeuser Co.	16,544	569,610
		1,418,426
Utilities-15.04%
American Electric Power Co., Inc.	4,261	400,364
Atmos Energy Corp.	3,488	409,980
CenterPoint Energy, Inc.	16,294	490,775
CMS Energy Corp.	7,249	458,064
Consolidated Edison, Inc.	4,867	463,874
DTE Energy Co.	4,128	480,375
Duke Energy Corp.	4,748	486,433
Edison International	6,557	451,777
Entergy Corp.	4,036	437,018
Evergy, Inc.	9,173	574,689
Exelon Corp.	13,784	581,547
FirstEnergy Corp.	10,371	424,692
NiSource, Inc.	16,439	456,182
NRG Energy, Inc.	38,318	1,311,242
PG&E Corp.(b)	38,079	605,456
Pinnacle West Capital Corp.	7,233	539,220
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra Energy	2,325	$372,767
Southern Co. (The)	5,476	370,616
		9,315,071
Total Common Stocks & Other Equity Interests (Cost $59,300,587)		61,887,116
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $68,381)	68,381	68,381
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $59,368,968)		61,955,497
OTHER ASSETS LESS LIABILITIES-(0.01)%		(8,336)
NET ASSETS-100.00%		$61,947,161
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$618,818	$32,269	$(569,591)	$197,725	$(279,221)	$-	$6,313
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	79,573	1,343,607	(1,354,799)	-	-	68,381	1,131
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	220,187	(220,187)	-	-	-	185*
Invesco Private Prime Fund	-	561,880	(561,934)	-	54	-	500*
Total	$698,391	$2,157,943	$(2,706,511)	$197,725	$(279,167)	$68,381	$8,129

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.06%
World Wrestling Entertainment, Inc., Class A(b)	137,126	$11,603,602
Consumer Discretionary-6.60%
H&R Block, Inc.(b)	607,167	23,667,369
Murphy USA, Inc.	81,734	22,234,100
Service Corp. International	355,065	26,328,070
		72,229,539
Consumer Staples-5.58%
BJ’s Wholesale Club Holdings, Inc.(c)	291,712	21,140,368
Coca-Cola Consolidated, Inc.	8,873	4,496,659
Flowers Foods, Inc.(b)	515,377	14,270,789
Grocery Outlet Holding Corp.(b)(c)	186,107	5,655,792
Pilgrim’s Pride Corp.(b)(c)	122,210	2,967,259
Post Holdings, Inc.(c)	132,242	12,556,378
		61,087,245
Energy-15.26%
CNX Resources Corp.(b)(c)	468,842	7,843,727
DT Midstream, Inc.(b)	282,788	15,457,192
HF Sinclair Corp.	453,879	25,825,715
Matador Resources Co.(b)	366,034	24,216,809
Murphy Oil Corp.	397,639	17,341,037
NOV, Inc.	834,225	20,388,459
PDC Energy, Inc.	278,356	18,853,052
Range Resources Corp.	942,702	23,586,404
Southwestern Energy Co.(c)	2,434,169	13,436,613
		166,949,008
Financials-12.99%
American Financial Group, Inc.	165,446	23,590,945
Cathay General Bancorp	131,065	5,761,617
Cullen/Frost Bankers, Inc.	146,888	19,136,569
Fulton Financial Corp.	301,078	5,037,035
Hancock Whitney Corp.	146,279	7,530,443
Home BancShares, Inc.(b)	335,676	8,012,586
International Bancshares Corp.(b)	98,135	4,599,588
Kinsale Capital Group, Inc.(b)	53,688	14,948,887
Prosperity Bancshares, Inc.	164,054	12,445,136
United Bankshares, Inc.	262,141	10,538,068
Unum Group	368,170	15,474,185
Washington Federal, Inc.	104,059	3,689,932
Wintrust Financial Corp.	124,687	11,405,120
		142,170,111
Health Care-7.57%
Acadia Healthcare Co., Inc.(b)(c)	219,856	18,472,302
Exelixis, Inc.(c)	635,660	11,200,329
Halozyme Therapeutics, Inc.(b)(c)	245,519	12,710,519
Option Care Health, Inc.(c)	497,490	14,362,536
United Therapeutics Corp.(c)	99,073	26,073,042
		82,818,728
Industrials-23.94%
AECOM	252,478	22,033,755
Avis Budget Group, Inc.(b)(c)	68,732	13,749,149
Builders FirstSource, Inc.(b)(c)	433,119	34,519,584
CACI International, Inc., Class A(c)	42,954	13,233,698
Carlisle Cos., Inc.(b)	185,189	46,456,513
Chart Industries, Inc.(b)(c)	64,444	8,634,207
Curtiss-Wright Corp.	86,742	14,381,824
Dycom Industries, Inc.(b)(c)	74,749	7,128,812
Fluor Corp.(b)(c)	379,977	13,964,155
	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(b)(c)	63,354	$10,106,230
Insperity, Inc.(b)	59,799	6,610,780
KBR, Inc.(b)	409,535	20,980,478
Knight-Swift Transportation Holdings, Inc.	258,561	15,280,955
nVent Electric PLC	292,380	11,622,105
Science Applications International Corp.	100,153	10,393,878
Valmont Industries, Inc.	39,118	12,898,378
		261,994,501
Information Technology-2.88%
Aspen Technology, Inc.(b)(c)	73,701	14,648,073
Avnet, Inc.	187,934	8,622,412
Belden, Inc.	101,821	8,256,665
		31,527,150
Materials-9.19%
Alcoa Corp.	306,342	16,003,306
Ashland, Inc.	106,787	11,668,615
Cabot Corp.(b)	146,228	11,015,355
Commercial Metals Co.	230,213	12,493,659
Greif, Inc., Class A(b)	52,023	3,716,003
Louisiana-Pacific Corp.(b)	117,909	8,028,424
Reliance Steel & Aluminum Co.(b)	129,677	29,495,034
Silgan Holdings, Inc.	151,495	8,164,066
		100,584,462
Real Estate-5.14%
Healthcare Realty Trust, Inc.	760,187	16,366,826
Independence Realty Trust, Inc.(b)	441,008	8,304,181
Life Storage, Inc.	139,146	15,033,334
Rexford Industrial Realty, Inc.	261,045	16,568,526
		56,272,867
Utilities-9.75%
Black Hills Corp.	144,899	10,487,790
IDACORP, Inc.	87,241	9,230,970
National Fuel Gas Co.	343,942	19,969,273
New Jersey Resources Corp.	253,498	12,654,620
OGE Energy Corp.(b)	642,234	25,252,641
ONE Gas, Inc.	120,605	9,933,028
Ormat Technologies, Inc.(b)	91,057	8,427,325
Southwest Gas Holdings, Inc.	160,941	10,771,781
		106,727,428
Total Common Stocks & Other Equity Interests (Cost $1,042,242,470)		1,093,964,641
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $384,820)	384,820	384,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,042,627,290)		1,094,349,461
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.05%
Invesco Private Government Fund, 4.36%(d)(e)(f)	33,861,761	33,861,761
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	87,065,909	$87,092,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,949,919)		120,953,789
TOTAL INVESTMENTS IN SECURITIES-111.05% (Cost $1,163,577,209)		1,215,303,250
OTHER ASSETS LESS LIABILITIES-(11.05)%		(120,940,342)
NET ASSETS-100.00%		$1,094,362,908
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$531,940	$25,060,322	$(25,207,442)	$-	$-	$384,820	$9,676
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,658,589	243,219,570	(229,016,398)	-	-	33,861,761	685,942*
Invesco Private Prime Fund	45,795,787	571,097,394	(529,826,382)	1,831	23,398	87,092,028	1,874,783*
Total	$65,986,316	$839,377,286	$(784,050,222)	$1,831	$23,398	$121,338,609	$2,570,401

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.86%
Ziff Davis, Inc.(b)(c)	41,326	$3,697,851
Consumer Discretionary-20.35%
AutoNation, Inc.(b)(c)	38,008	4,816,374
Boyd Gaming Corp.(c)	61,001	3,800,972
Capri Holdings Ltd.(b)	102,352	6,805,385
Carter’s, Inc.(c)	28,665	2,389,801
Choice Hotels International, Inc.(c)	27,406	3,367,923
Deckers Outdoor Corp.(b)	18,767	8,022,517
Dick’s Sporting Goods, Inc.(c)	41,858	5,473,352
Gentex Corp.	168,013	4,958,064
Grand Canyon Education, Inc.(b)	36,345	4,236,373
Harley-Davidson, Inc.(c)	96,632	4,447,971
Light & Wonder, Inc.(b)	95,809	6,251,537
Macy’s, Inc.	227,746	5,381,638
PVH Corp.	45,735	4,111,577
Texas Roadhouse, Inc.(c)	49,719	4,993,279
Toll Brothers, Inc.	76,253	4,536,291
Under Armour, Inc., Class A(b)(c)	152,490	1,889,351
Williams-Sonoma, Inc.(c)	92,266	12,450,374
		87,932,779
Consumer Staples-0.48%
Coca-Cola Consolidated, Inc.	4,128	2,091,988
Energy-9.79%
Antero Resources Corp.(b)	271,677	7,835,165
Matador Resources Co.	107,118	7,086,927
Murphy Oil Corp.	136,599	5,957,082
PBF Energy, Inc., Class A(c)	148,578	6,238,790
PDC Energy, Inc.	120,989	8,194,585
Range Resources Corp.	278,909	6,978,303
		42,290,852
Financials-8.94%
American Financial Group, Inc.	54,933	7,832,896
Essent Group Ltd.	86,429	3,805,469
Evercore, Inc., Class A	38,415	4,986,651
Federated Hermes, Inc., Class B	62,984	2,475,271
Kinsale Capital Group, Inc.(c)	17,682	4,923,376
MGIC Investment Corp.(c)	227,271	3,209,067
RLI Corp.	43,604	5,775,350
SEI Investments Co.	90,232	5,633,184
		38,641,264
Health Care-10.53%
Acadia Healthcare Co., Inc.(b)	81,418	6,840,740
Azenta, Inc.	84,960	4,749,264
Chemed Corp.	13,171	6,653,199
Envista Holdings Corp.(b)(c)	118,588	4,623,746
Exelixis, Inc.(b)(c)	242,701	4,276,392
Lantheus Holdings, Inc.(b)(c)	72,524	4,170,130
Medpace Holdings, Inc.(b)	27,787	6,142,872
Patterson Cos., Inc.	63,267	1,910,031
Shockwave Medical, Inc.(b)	32,541	6,115,430
		45,481,804
Industrials-25.26%
Acuity Brands, Inc.	24,680	4,652,674
ASGN, Inc.(b)(c)	37,522	3,412,626
Axon Enterprise, Inc.(b)	59,104	11,551,286
Crane Holdings Co.	36,603	4,242,654
Donaldson Co., Inc.(c)	103,506	6,453,599
Graco, Inc.	126,395	8,635,306
	Shares	Value
Industrials-(continued)
Hubbell, Inc.	42,613	$9,754,542
Landstar System, Inc.(c)	32,954	5,695,440
Lincoln Electric Holdings, Inc.(c)	49,366	8,237,704
MSC Industrial Direct Co., Inc., Class A(c)	35,220	2,912,694
Owens Corning	75,294	7,277,165
Saia, Inc.(b)(c)	20,076	5,476,331
Terex Corp.	50,165	2,556,910
Tetra Tech, Inc.	39,273	6,107,737
Toro Co. (The)	83,377	9,298,203
Trex Co., Inc.(b)	85,020	4,482,254
Watts Water Technologies, Inc., Class A	20,469	3,347,091
XPO, Inc.(b)	126,515	5,042,888
		109,137,104
Information Technology-12.79%
Arrow Electronics, Inc.(b)(c)	47,464	5,576,545
CommVault Systems, Inc.(b)(c)	32,896	2,047,118
Genpact Ltd.(c)	123,787	5,852,650
Jabil, Inc.	106,037	8,337,689
Lattice Semiconductor Corp.(b)	110,271	8,357,439
MACOM Technology Solutions Holdings, Inc.(b)(c)	52,994	3,551,658
Manhattan Associates, Inc.(b)	81,322	10,601,136
Qualys, Inc.(b)(c)	35,173	4,057,557
Vishay Intertechnology, Inc.(c)	100,584	2,302,368
Western Union Co. (The)(c)	321,950	4,562,032
		55,246,192
Materials-9.81%
Ashland, Inc.	40,086	4,380,197
Chemours Co. (The)(c)	153,425	5,583,136
Commercial Metals Co.	91,664	4,974,605
Eagle Materials, Inc.(c)	32,831	4,795,952
Ingevity Corp.(b)(c)	27,054	2,230,332
Louisiana-Pacific Corp.(c)	91,901	6,257,539
Olin Corp.	130,051	8,399,994
Royal Gold, Inc.(c)	45,357	5,761,700
		42,383,455
Real Estate-1.15%
Apartment Income REIT Corp.	129,517	4,955,320
Total Common Stocks & Other Equity Interests (Cost $386,034,562)		431,858,609
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $215,097)	215,097	215,097
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $386,249,659)		432,073,706
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.89%
Invesco Private Government Fund, 4.36%(d)(e)(f)	18,011,458	18,011,458
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	46,307,326	$46,321,217
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,332,944)		64,332,675
TOTAL INVESTMENTS IN SECURITIES-114.90% (Cost $450,582,603)		496,406,381
OTHER ASSETS LESS LIABILITIES-(14.90)%		(64,363,035)
NET ASSETS-100.00%		$432,043,346
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$250,806	$24,967,658	$(25,003,367)	$-	$-	$215,097	$7,018
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,130,522	143,852,816	(148,971,880)	-	-	18,011,458	306,842*
Invesco Private Prime Fund	50,865,558	310,181,432	(314,736,197)	(3,530)	13,954	46,321,217	840,009*
Total	$74,246,886	$479,001,906	$(488,711,444)	$(3,530)	$13,954	$64,547,772	$1,153,869

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.06%
Nexstar Media Group, Inc., Class A	10,997	$2,251,855
TEGNA, Inc.	119,502	2,381,675
		4,633,530
Consumer Discretionary-10.95%
AutoNation, Inc.(b)(c)	35,249	4,466,753
Dick’s Sporting Goods, Inc.	15,185	1,985,591
Graham Holdings Co., Class B	5,204	3,399,825
Harley-Davidson, Inc.	39,668	1,825,918
Macy’s, Inc.	212,568	5,022,982
Murphy USA, Inc.	8,437	2,295,117
Nordstrom, Inc.(c)	199,059	3,889,613
Victoria’s Secret & Co.(b)(c)	42,298	1,782,861
		24,668,660
Consumer Staples-4.18%
Ingredion, Inc.	19,156	1,969,237
Performance Food Group Co.(b)	49,948	3,062,811
Post Holdings, Inc.(b)	27,578	2,618,531
Sprouts Farmers Market, Inc.(b)(c)	54,987	1,756,835
		9,407,414
Energy-11.98%
Antero Resources Corp.(b)	85,042	2,452,611
HF Sinclair Corp.	84,768	4,823,299
Matador Resources Co.	31,827	2,105,674
Murphy Oil Corp.	53,606	2,337,758
PBF Energy, Inc., Class A	175,001	7,348,292
PDC Energy, Inc.	48,389	3,277,387
Range Resources Corp.	86,096	2,154,122
Southwestern Energy Co.(b)	451,785	2,493,853
Vitesse Energy, Inc.(b)	1	19
		26,993,015
Financials-31.44%
Associated Banc-Corp	107,311	2,404,840
Bank OZK(c)	48,074	2,195,540
Brighthouse Financial, Inc.(b)(c)	99,693	5,609,725
Cadence Bank(c)	67,739	1,732,764
Cathay General Bancorp	44,897	1,973,672
CNO Financial Group, Inc.	124,698	3,212,220
East West Bancorp, Inc.	26,595	2,088,239
F.N.B. Corp.(c)	188,842	2,694,775
Fulton Financial Corp.	112,265	1,878,193
Hancock Whitney Corp.	38,824	1,998,660
Jefferies Financial Group, Inc.	85,659	3,364,686
Navient Corp.(c)	256,602	4,867,740
Old National Bancorp	104,987	1,837,272
Old Republic International Corp.	112,089	2,958,029
Pinnacle Financial Partners, Inc.	26,985	2,124,529
Prosperity Bancshares, Inc.	30,147	2,286,951
Reinsurance Group of America, Inc.	13,527	2,052,993
SLM Corp.	130,337	2,290,021
Stifel Financial Corp.	35,188	2,372,023
Synovus Financial Corp.	51,420	2,157,069
Texas Capital Bancshares, Inc.(b)	33,362	2,204,227
United Bankshares, Inc.	42,504	1,708,661
Unum Group	87,151	3,662,957
Valley National Bancorp(c)	197,475	2,346,003
Voya Financial, Inc.(c)	35,300	2,462,881
Washington Federal, Inc.	63,554	2,253,625
	Shares	Value
Financials-(continued)
Webster Financial Corp.	38,077	$2,004,754
Wintrust Financial Corp.	22,691	2,075,546
		70,818,595
Industrials-10.51%
AGCO Corp.	13,812	1,907,852
Avis Budget Group, Inc.(b)(c)	12,573	2,515,103
Builders FirstSource, Inc.(b)(c)	62,438	4,976,309
Knight-Swift Transportation Holdings, Inc.	43,089	2,546,560
MDU Resources Group, Inc.	59,067	1,825,761
Owens Corning(c)	29,562	2,857,167
Ryder System, Inc.	44,347	4,186,800
Univar Solutions, Inc.(b)	82,649	2,849,737
		23,665,289
Information Technology-8.78%
Amkor Technology, Inc.	86,406	2,528,240
Arrow Electronics, Inc.(b)(c)	49,001	5,757,128
Avnet, Inc.	123,198	5,652,324
Jabil, Inc.	42,542	3,345,077
Vishay Intertechnology, Inc.(c)	109,335	2,502,678
		19,785,447
Materials-15.05%
Ashland, Inc.	19,286	2,107,381
Chemours Co. (The)	86,711	3,155,413
Commercial Metals Co.	68,286	3,705,881
Greif, Inc., Class A	38,943	2,781,699
Louisiana-Pacific Corp.(c)	44,129	3,004,744
Olin Corp.	43,614	2,817,028
Reliance Steel & Aluminum Co.	13,272	3,018,716
United States Steel Corp.(c)	230,707	6,572,842
Westlake Corp.(c)	30,956	3,799,849
Worthington Industries, Inc.	51,426	2,924,597
		33,888,150
Real Estate-1.74%
PotlatchDeltic Corp.(c)	43,603	2,134,367
Sabra Health Care REIT, Inc.	132,315	1,786,252
		3,920,619
Utilities-3.31%
NorthWestern Corp.	31,203	1,772,331
OGE Energy Corp.	49,298	1,938,397
Southwest Gas Holdings, Inc.	28,860	1,931,600
Spire, Inc.	25,192	1,819,366
		7,461,694
Total Common Stocks & Other Equity Interests (Cost $200,349,097)		225,242,413
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $114,470)	114,470	114,470
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $200,463,567)		225,356,883
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.00%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,939,603	$6,939,603
Invesco Private Prime Fund, 4.59%(d)(e)(f)	17,842,336	17,847,688
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,787,095)		24,787,291
TOTAL INVESTMENTS IN SECURITIES-111.05% (Cost $225,250,662)		250,144,174
OTHER ASSETS LESS LIABILITIES-(11.05)%		(24,888,650)
NET ASSETS-100.00%		$225,255,524
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,751	$3,215,646	$(3,118,927)	$-	$-	$114,470	$3,016
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,433,427	99,482,108	(105,975,932)	-	-	6,939,603	192,226*
Invesco Private Prime Fund	25,011,750	213,864,332	(221,038,090)	(73)	9,769	17,847,688	531,530*
Total	$38,462,928	$316,562,086	$(330,132,949)	$(73)	$9,769	$24,901,761	$726,772

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.29%
Gogo, Inc.(b)(c)	56,204	$942,541
Scholastic Corp.	30,620	1,354,629
		2,297,170
Consumer Discretionary-1.32%
Movado Group, Inc.(c)	8,544	302,116
Perdoceo Education Corp.(b)	42,166	631,225
Stride, Inc.(b)(c)	33,085	1,420,339
		2,353,680
Consumer Staples-8.83%
Andersons, Inc. (The)	23,983	882,095
Cal-Maine Foods, Inc.	43,642	2,497,195
Hostess Brands, Inc.(b)	150,163	3,473,270
Inter Parfums, Inc.(c)	9,329	1,102,875
MGP Ingredients, Inc.(c)	20,150	1,965,431
National Beverage Corp.(b)(c)	16,870	745,654
SpartanNash Co.	48,335	1,531,253
United Natural Foods, Inc.(b)	37,428	1,557,753
Universal Corp.	15,645	850,619
Vector Group Ltd.	87,114	1,128,126
		15,734,271
Energy-14.06%
Civitas Resources, Inc.	46,596	3,100,964
CONSOL Energy, Inc.	43,868	2,536,886
Helmerich & Payne, Inc.	97,017	4,699,503
Nabors Industries Ltd.(b)	6,753	1,198,928
Patterson-UTI Energy, Inc.	249,208	4,186,694
ProPetro Holding Corp.(b)	59,937	596,373
Ranger Oil Corp.(c)	20,076	843,192
RPC, Inc.	83,554	828,856
SM Energy Co.	144,693	4,756,059
Talos Energy, Inc.(b)	52,358	1,037,212
US Silica Holdings, Inc.(b)	46,887	573,897
Vital Energy, Inc.(b)(c)	12,082	679,975
		25,038,539
Financials-26.71%
American Equity Investment Life Holding Co.	42,825	2,040,611
Assured Guaranty Ltd.	45,214	2,830,396
Avantax, Inc.(b)	29,715	865,895
BancFirst Corp.	23,248	2,002,350
Banner Corp.	23,971	1,554,040
City Holding Co.(c)	11,196	1,061,269
CVB Financial Corp.	173,400	4,199,748
Encore Capital Group, Inc.(b)	29,894	1,665,694
EZCORP, Inc., Class A(b)(c)	44,869	408,757
FB Financial Corp.	21,876	821,663
First Bancorp	135,186	1,818,252
First Commonwealth Financial Corp.	62,195	914,888
Genworth Financial, Inc., Class A(b)	356,326	1,966,919
Hanmi Financial Corp.	30,208	703,544
Hope Bancorp, Inc.	78,979	1,018,039
Independent Bank Corp.	33,975	2,707,468
Lakeland Financial Corp.(c)	18,275	1,292,225
Mr. Cooper Group, Inc.(b)	45,683	2,100,961
National Bank Holdings Corp., Class A(c)	21,547	909,930
NBT Bancorp, Inc.	33,270	1,307,844
Northwest Bancshares, Inc.	89,535	1,266,025
OFG Bancorp	32,806	928,738
Park National Corp.(c)	9,918	1,242,229
Preferred Bank	11,307	804,267
	Shares	Value
Financials-(continued)
Provident Financial Services, Inc.	56,249	$1,319,602
Safety Insurance Group, Inc.(c)	11,640	982,300
Seacoast Banking Corp. of Florida(c)	41,207	1,323,157
ServisFirst Bancshares, Inc.(c)	36,600	2,495,388
Southside Bancshares, Inc.(c)	20,263	767,562
StoneX Group, Inc.(b)	14,508	1,274,963
United Community Banks, Inc.(c)	75,644	2,461,456
United Fire Group, Inc.	16,193	509,918
		47,566,098
Health Care-8.09%
Amphastar Pharmaceuticals, Inc.(b)(c)	43,325	1,311,015
Corcept Therapeutics, Inc.(b)	68,700	1,570,482
CorVel Corp.(b)	5,565	991,460
Cross Country Healthcare, Inc.(b)(c)	28,571	792,845
Cytokinetics, Inc.(b)	59,408	2,523,652
Dynavax Technologies Corp.(b)(c)	81,518	927,675
Enanta Pharmaceuticals, Inc.(b)	12,048	643,122
Harmony Biosciences Holdings, Inc.(b)(c)	35,351	1,702,858
Prestige Consumer Healthcare, Inc.(b)	31,270	2,056,315
Simulations Plus, Inc.	11,688	480,844
Supernus Pharmaceuticals, Inc.(b)	34,241	1,404,224
		14,404,492
Industrials-22.20%
AAR Corp.(b)	23,509	1,209,303
Applied Industrial Technologies, Inc.	22,387	3,206,042
ArcBest Corp.	19,714	1,645,133
Atlas Air Worldwide Holdings, Inc.(b)(c)	14,118	1,443,001
Boise Cascade Co.	31,741	2,379,623
Comfort Systems USA, Inc.	34,104	4,127,948
Encore Wire Corp.	20,722	3,345,153
Forward Air Corp.	16,905	1,823,204
Griffon Corp.	36,764	1,502,912
Hub Group, Inc., Class A(b)	19,755	1,684,509
Marten Transport Ltd.	54,416	1,202,050
Matson, Inc.	30,120	1,991,534
Mueller Industries, Inc.(c)	63,191	4,142,170
NV5 Global, Inc.(b)	11,541	1,538,300
Resources Connection, Inc.	28,658	494,924
Titan International, Inc.(b)	51,358	857,165
UFP Industries, Inc.	43,266	4,047,534
Veritiv Corp.(c)	16,556	2,070,162
Wabash National Corp.	31,833	820,018
		39,530,685
Information Technology-10.56%
Alpha & Omega Semiconductor Ltd.(b)(c)	16,837	554,948
Axcelis Technologies, Inc.(b)	32,573	3,581,401
Clearfield, Inc.(b)(c)	14,537	1,038,814
CSG Systems International, Inc.	42,926	2,561,394
Digi International, Inc.(b)(c)	30,339	1,031,223
ePlus, Inc.(b)(c)	17,636	877,920
Extreme Networks, Inc.(b)	70,037	1,262,767
NetScout Systems, Inc.(b)	49,063	1,574,922
Onto Innovation, Inc.(b)	26,780	2,106,247
PDF Solutions, Inc.(b)	22,742	722,741
Photronics, Inc.(b)	62,449	1,131,576
Sanmina Corp.(b)(c)	38,891	2,369,629
		18,813,582
Materials-4.39%
AdvanSix, Inc.	15,492	669,874
American Vanguard Corp.	24,606	555,850
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Innospec, Inc.	16,409	$1,854,545
Mercer International, Inc. (Germany)	34,215	435,557
Myers Industries, Inc.	23,884	575,127
Sylvamo Corp.(c)	23,561	1,119,854
TimkenSteel Corp.(b)(c)	31,302	615,710
Warrior Met Coal, Inc.	52,450	1,986,806
		7,813,323
Real Estate-1.77%
Armada Hoffler Properties, Inc.	43,513	551,745
LTC Properties, Inc.(c)	28,760	1,097,194
NexPoint Residential Trust, Inc.	13,739	693,819
Saul Centers, Inc.	9,121	390,470
Whitestone REIT	40,139	417,847
		3,151,075
Utilities-0.76%
Chesapeake Utilities Corp.	10,753	1,355,738
Total Common Stocks & Other Equity Interests (Cost $170,170,073)		178,058,653
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $44,621)	44,621	44,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $170,214,694)		178,103,274
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.22%
Invesco Private Government Fund, 4.36%(d)(e)(f)	5,090,038	$5,090,038
Invesco Private Prime Fund, 4.59%(d)(e)(f)	13,102,883	13,106,814
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,196,778)		18,196,852
TOTAL INVESTMENTS IN SECURITIES-110.23% (Cost $188,411,472)		196,300,126
OTHER ASSETS LESS LIABILITIES-(10.23)%		(18,211,684)
NET ASSETS-100.00%		$178,088,442

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,679	$2,830,385	$(2,967,443)	$-	$-	$44,621	$2,148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,713,992	42,162,408	(44,786,362)	-	-	5,090,038	106,659*
Invesco Private Prime Fund	17,982,141	91,774,626	(96,655,153)	(775)	5,975	13,106,814	294,627*
Total	$25,877,812	$136,767,419	$(144,408,958)	$(775)	$5,975	$18,241,473	$403,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.40%
Scholastic Corp.	107,451	$4,753,632
Telephone & Data Systems, Inc.(b)	988,618	13,217,823
		17,971,455
Consumer Discretionary-17.80%
Academy Sports & Outdoors, Inc.(b)	74,902	4,375,775
Adtalem Global Education, Inc.(b)(c)	137,302	5,242,190
American Axle & Manufacturing Holdings, Inc.(c)	635,638	5,638,109
Asbury Automotive Group, Inc.(b)(c)	40,955	9,010,100
Caleres, Inc.(b)	300,111	7,808,888
Cavco Industries, Inc.(c)	15,882	4,226,200
Chico’s FAS, Inc.(b)(c)	975,814	5,142,541
Designer Brands, Inc., Class A(b)	539,489	5,562,132
Ethan Allen Interiors, Inc.	176,371	5,068,903
Genesco, Inc.(b)(c)	160,994	7,774,400
Green Brick Partners, Inc.(c)	283,397	8,841,986
Group 1 Automotive, Inc.	50,120	10,718,162
Haverty Furniture Cos., Inc., (Acquired 12/16/2022 - 01/26/2023; Cost $5,375,664)(b)(d)	175,085	6,113,968
Motorcar Parts of America, Inc.(b)(c)	644,521	9,384,226
Movado Group, Inc.(b)	147,359	5,210,614
ODP Corp. (The)(c)	103,656	5,348,650
Perdoceo Education Corp.(c)	298,607	4,470,147
Signet Jewelers Ltd.(b)	70,087	5,383,383
Sonic Automotive, Inc., Class A(b)	181,903	9,770,010
Winnebago Industries, Inc.(b)	124,356	7,918,990
		133,009,374
Consumer Staples-5.26%
Andersons, Inc. (The)	273,450	10,057,491
Seneca Foods Corp., Class A(c)	110,458	6,903,625
SpartanNash Co.	252,912	8,012,252
United Natural Foods, Inc.(b)(c)	218,789	9,105,998
Universal Corp.	95,730	5,204,840
		39,284,206
Energy-11.80%
Callon Petroleum Co.(b)(c)	217,173	9,240,711
Civitas Resources, Inc.	96,932	6,450,825
Dorian LPG Ltd.	270,238	5,364,224
Helix Energy Solutions Group, Inc.(c)	692,171	5,488,916
Oil States International, Inc.(b)(c)	870,645	7,452,721
Par Pacific Holdings, Inc.(c)	391,828	10,473,562
Ranger Oil Corp.(b)	137,736	5,784,912
REX American Resources Corp.(b)(c)	127,381	4,167,906
SM Energy Co.	134,541	4,422,363
Talos Energy, Inc.(b)(c)	327,255	6,482,922
US Silica Holdings, Inc.(c)	331,427	4,056,667
Vital Energy, Inc.(b)(c)	154,277	8,682,710
World Fuel Services Corp.	358,064	10,133,211
		88,201,650
Financials-17.53%
American Equity Investment Life Holding Co.	171,608	8,177,121
Ameris Bancorp	79,436	3,746,202
Assured Guaranty Ltd.	74,336	4,653,434
Columbia Banking System, Inc.	118,709	3,669,295
Dime Community Bancshares, Inc.(b)	114,520	3,414,986
Encore Capital Group, Inc.(c)	139,499	7,772,884
Enova International, Inc.(c)	132,230	6,036,299
EZCORP, Inc., Class A(b)(c)	675,253	6,151,555
	Shares	Value
Financials-(continued)
First Commonwealth Financial Corp.	256,433	$3,772,129
First Financial Bancorp	145,125	3,676,016
Genworth Financial, Inc., Class A(c)	2,152,028	11,879,194
Hanmi Financial Corp.	165,033	3,843,619
Hope Bancorp, Inc.	422,749	5,449,235
KKR Real Estate Finance Trust, Inc.(b)	280,561	4,469,337
Mr. Cooper Group, Inc.(c)	189,643	8,721,682
OFG Bancorp	144,235	4,083,293
ProAssurance Corp.	220,085	4,267,448
Provident Financial Services, Inc.	195,022	4,575,216
Ready Capital Corp.(b)	446,382	5,905,634
Renasant Corp.(b)	98,116	3,490,967
S&T Bancorp, Inc.	101,505	3,692,752
Stellar Bancorp, Inc.	119,755	3,366,313
StoneX Group, Inc.(c)	82,474	7,247,815
TrustCo Bank Corp.(b)	100,479	3,608,201
United Fire Group, Inc.(b)	169,891	5,349,868
		131,020,495
Health Care-1.99%
AdaptHealth Corp.(b)(c)	163,244	3,498,319
Cross Country Healthcare, Inc.(b)(c)	154,117	4,276,747
iTeos Therapeutics, Inc.(b)(c)	341,257	7,132,271
		14,907,337
Industrials-23.31%
AAR Corp.(b)(c)	79,783	4,104,037
ABM Industries, Inc.	104,094	4,883,050
ArcBest Corp.	76,337	6,370,323
Atlas Air Worldwide Holdings, Inc.(b)(c)	59,267	6,057,680
Boise Cascade Co.	114,633	8,594,036
CoreCivic, Inc.(c)	406,565	4,325,852
DXP Enterprises, Inc.(c)	239,057	7,243,427
Encore Wire Corp.(b)	40,287	6,503,530
GEO Group, Inc. (The)(b)(c)	398,402	4,581,623
GMS, Inc.(c)	111,547	6,616,968
Granite Construction, Inc.(b)	113,400	4,828,572
Greenbrier Cos., Inc. (The)	163,661	5,060,398
Griffon Corp.	128,180	5,239,998
Hub Group, Inc., Class A(b)(c)	62,895	5,363,057
Interface, Inc.	450,378	5,125,302
Kaman Corp.	277,427	6,996,709
KAR Auction Services, Inc.(b)(c)	416,391	6,062,653
Kelly Services, Inc., Class A(b)	727,861	13,174,284
Matson, Inc.	127,748	8,446,698
Mueller Industries, Inc.(b)	63,800	4,182,090
NOW, Inc.(b)(c)	335,992	4,717,328
PGT Innovations, Inc.(c)	209,824	4,553,181
Powell Industries, Inc.(b)	139,986	5,557,444
Quanex Building Products Corp.(b)	191,421	4,955,890
Resideo Technologies, Inc.(c)	456,705	8,782,437
Resources Connection, Inc.	231,064	3,990,475
Titan International, Inc.(b)(c)	376,900	6,290,461
UFP Industries, Inc.	61,517	5,754,915
Veritiv Corp.(b)	46,772	5,848,371
		174,210,789
Information Technology-7.07%
Alpha & Omega Semiconductor Ltd.(b)(c)	217,653	7,173,843
Benchmark Electronics, Inc.	222,726	6,234,101
Ebix, Inc.(b)	338,288	6,447,769
Insight Enterprises, Inc.(b)(c)	50,526	5,695,291
PC Connection, Inc.	85,748	4,204,224
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(c)	220,628	$3,997,779
Sanmina Corp.(b)(c)	64,808	3,948,751
ScanSource, Inc.(c)	307,477	10,125,218
TTM Technologies, Inc.(c)	318,075	5,000,139
		52,827,115
Materials-10.54%
AdvanSix, Inc.	125,771	5,438,338
Clearwater Paper Corp.(c)	168,610	6,510,032
FutureFuel Corp.(b)	439,926	4,078,114
Kaiser Aluminum Corp.	46,639	4,081,845
Mercer International, Inc. (Germany)	602,139	7,665,229
O-I Glass, Inc.(c)	416,835	8,024,074
Olympic Steel, Inc.(e)	357,277	15,805,934
SunCoke Energy, Inc.	762,076	6,942,512
TimkenSteel Corp.(b)(c)	331,934	6,529,142
Tredegar Corp.(b)	582,829	7,069,716
Warrior Met Coal, Inc.	174,218	6,599,378
		78,744,314
Real Estate-2.30%
Chatham Lodging Trust	324,275	4,607,948
Hersha Hospitality Trust, Class A	933,753	8,590,528
Sunstone Hotel Investors, Inc.(b)	364,854	4,009,745
		17,208,221
Total Common Stocks & Other Equity Interests (Cost $663,289,151)		747,384,956
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $171,456)	171,456	$171,456
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $663,460,607)		747,556,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.42%
Invesco Private Government Fund, 4.36%(e)(f)(g)	38,551,302	38,551,302
Invesco Private Prime Fund, 4.59%(e)(f)(g)	99,118,648	99,148,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $137,696,549)		137,699,684
TOTAL INVESTMENTS IN SECURITIES-118.44% (Cost $801,157,156)		885,256,096
OTHER ASSETS LESS LIABILITIES-(18.44)%		(137,841,874)
NET ASSETS-100.00%		$747,414,222

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,198	$16,339,654	$(16,744,396)	$-	$-	$171,456	$8,516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,860,446	174,894,668	(163,203,812)	-	-	38,551,302	705,420*
Invesco Private Prime Fund	62,747,381	402,202,391	(365,826,083)	(1,929)	26,622	99,148,382	1,927,975*
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Other Affiliates:
Conn’s, Inc.	$7,151,127	$8,422,649	$(9,073,637)	$(3,042,840)	$(9,542,979)	$-	$-
Olympic Steel, Inc.**	22,825,708	5,022,132	(13,208,875)	2,261,676	(1,094,707)	15,805,934	128,204
Total	$120,160,860	$606,881,494	$(568,056,803)	$(783,093)	$(10,611,064)	$153,677,074	$2,770,115

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2023, this security was not considered as an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.42%
Fox Corp., Class A	91,442	$3,103,541
Consumer Discretionary-2.41%
Columbia Sportswear Co.(b)	10,106	969,165
Garmin Ltd.	31,962	3,160,403
Gentex Corp.	38,719	1,142,598
		5,272,166
Consumer Staples-4.44%
Church & Dwight Co., Inc.	40,030	3,236,826
Coca-Cola Europacific Partners PLC (United Kingdom)	75,219	4,228,812
Coty, Inc., Class A(c)	132,020	1,314,919
Pilgrim’s Pride Corp.(b)(c)	38,632	937,985
		9,718,542
Financials-19.43%
Affiliated Managers Group, Inc.	6,242	1,078,243
Arch Capital Group Ltd.(c)	59,550	3,832,042
AXIS Capital Holdings Ltd.(b)	14,221	889,808
CNA Financial Corp.	44,047	1,918,687
Comerica, Inc.	21,116	1,548,014
Deutsche Bank AG (Germany)(b)	319,191	4,270,776
East West Bancorp, Inc.	22,983	1,804,625
Essent Group Ltd.	17,409	766,518
Everest Re Group Ltd.	6,320	2,210,041
Fifth Third Bancorp	110,989	4,027,791
First Republic Bank	30,496	4,296,276
Hanover Insurance Group, Inc. (The)	5,808	781,641
Hartford Financial Services Group, Inc. (The)	51,716	4,013,679
M&T Bank Corp.	27,818	4,339,608
SEI Investments Co.	22,673	1,415,475
W.R. Berkley Corp.	43,737	3,067,713
Western Alliance Bancorporation	17,988	1,355,756
Wintrust Financial Corp.	9,804	896,772
		42,513,465
Health Care-6.53%
Bausch + Lomb Corp.(c)	58,823	1,014,109
Bruker Corp.(b)	23,634	1,657,216
ICON PLC(c)	13,212	3,048,141
Merit Medical Systems, Inc.(c)	9,700	692,095
Premier, Inc., Class A	19,161	639,211
Royalty Pharma PLC, Class A	104,434	4,092,768
West Pharmaceutical Services, Inc.	11,867	3,151,875
		14,295,415
Industrials-23.97%
AerCap Holdings N.V. (Ireland)(c)	41,094	2,597,552
AGCO Corp.(b)	12,070	1,667,229
Allegion PLC	14,449	1,698,480
Booz Allen Hamilton Holding Corp.	22,036	2,085,487
CACI International, Inc., Class A(c)	3,931	1,211,102
Carlisle Cos., Inc.	8,709	2,184,740
Crane Holdings Co.	9,025	1,046,088
Donaldson Co., Inc.	20,025	1,248,559
Dover Corp.	23,141	3,513,498
Driven Brands Holdings, Inc.(b)(c)	28,423	829,667
Equifax, Inc.(b)	20,293	4,509,105
Fortive Corp.	58,939	4,009,620
Graco, Inc.	27,806	1,899,706
IDEX Corp.	12,544	3,006,546
ITT, Inc.	13,172	1,206,424
	Shares	Value
Industrials-(continued)
Jacobs Solutions, Inc.	20,888	$2,580,712
Leidos Holdings, Inc.	22,700	2,243,668
MDU Resources Group, Inc.	32,773	1,013,013
MSC Industrial Direct Co., Inc., Class A(b)	9,203	761,088
Oshkosh Corp.	10,547	1,062,927
Regal Rexnord Corp.(b)	10,627	1,479,278
Southwest Airlines Co.	109,460	3,915,384
Stericycle, Inc.(b)(c)	15,426	830,073
Valmont Industries, Inc.	3,435	1,132,623
Vertiv Holdings Co.	66,143	940,553
Wabtec Corp.	30,043	3,118,764
Zurn Elkay Water Solutions Corp.	30,227	660,762
		52,452,648
Information Technology-10.84%
Amdocs Ltd.	19,658	1,807,160
CDW Corp.	23,014	4,511,434
Check Point Software Technologies Ltd. (Israel)(c)	21,520	2,737,344
Concentrix Corp.	8,104	1,149,228
FleetCor Technologies, Inc.(c)	12,345	2,577,759
Genpact Ltd.	29,706	1,404,500
Littelfuse, Inc.	4,173	1,071,167
TD SYNNEX Corp.	15,970	1,631,336
Teledyne Technologies, Inc.(c)	7,855	3,332,562
TELUS International CDA, Inc. (Philippines)(b)(c)	44,322	1,056,637
Trimble, Inc.(c)	42,075	2,442,875
		23,722,002
Materials-10.08%
Avery Dennison Corp.	13,360	2,530,918
Crown Holdings, Inc.(b)	19,579	1,726,085
Eastman Chemical Co.	20,086	1,770,983
Element Solutions, Inc.	40,520	829,850
FMC Corp.	20,768	2,764,844
ICL Group Ltd. (Israel)	214,271	1,707,740
RPM International, Inc.(b)	21,654	1,946,911
Sealed Air Corp.	24,429	1,337,732
Sonoco Products Co.	15,843	968,166
Suzano S.A., ADR (Brazil)	244,464	2,244,179
Westlake Corp.(b)	20,911	2,566,825
WestRock Co.	42,080	1,651,219
		22,045,452
Real Estate-7.84%
Americold Realty Trust, Inc.	44,708	1,404,278
AvalonBay Communities, Inc.	23,798	4,222,717
Essex Property Trust, Inc.	10,929	2,470,719
Gaming and Leisure Properties, Inc.	42,945	2,300,134
Healthpeak Properties, Inc.	89,648	2,463,527
STAG Industrial, Inc.	29,542	1,051,695
Sun Communities, Inc.	20,611	3,233,042
		17,146,112
Utilities-12.99%
AES Corp. (The)	110,240	3,021,678
Alliant Energy Corp.	41,064	2,218,688
Ameren Corp.	42,164	3,662,787
Avangrid, Inc.(b)	62,829	2,649,499
CMS Energy Corp.	46,898	2,963,485
DTE Energy Co.	31,586	3,675,663
Entergy Corp.	34,075	3,689,641
Essential Utilities, Inc.	42,566	1,989,109
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	92,941	$3,805,934
Hawaiian Electric Industries, Inc.(b)	17,512	740,232
		28,416,716
Total Common Stocks & Other Equity Interests (Cost $201,057,109)		218,686,059
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $276,508)	276,508	276,508
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $201,333,617)		218,962,567
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.94%
Invesco Private Government Fund, 4.36%(d)(e)(f)	4,252,141	$4,252,141
Invesco Private Prime Fund, 4.59%(d)(e)(f)	10,932,663	10,935,943
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,187,783)		15,188,084
TOTAL INVESTMENTS IN SECURITIES-107.02% (Cost $216,521,400)		234,150,651
OTHER ASSETS LESS LIABILITIES-(7.02)%		(15,366,643)
NET ASSETS-100.00%		$218,784,008

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$1,398,167	$94,043	$(1,533,359)	$425,499	$(384,350)	$-	$42,315
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	405,744	7,952,233	(8,081,469)	-	-	276,508	4,952
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,151,726	52,618,179	(53,517,764)	-	-	4,252,141	75,147*
Invesco Private Prime Fund	12,011,712	94,849,587	(95,927,581)	301	1,924	10,935,943	204,006*
Total	$18,967,349	$155,514,042	$(159,060,173)	$425,800	$(382,426)	$15,464,592	$326,420

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-81.27%
Communication Services-1.15%
Gray Television, Inc.	18,267	$236,740
Mobile TeleSystems PJSC, ADR (Russia)(b)(c)	152,493	0
Telefonica Brasil S.A., ADR (Brazil)(d)	54,493	443,028
Telefonica S.A., ADR (Spain)(d)	144,954	556,624
		1,236,392
Consumer Discretionary-7.65%
Bloomin’ Brands, Inc.	18,967	459,950
Foot Locker, Inc.(d)	22,205	966,140
Gildan Activewear, Inc. (Canada)	11,984	375,459
Guess?, Inc.	19,862	460,202
Honda Motor Co. Ltd., ADR (Japan)	29,384	729,311
LCI Industries(d)	3,064	343,842
M.D.C. Holdings, Inc.	9,761	368,575
Macy’s, Inc.	55,545	1,312,528
Patrick Industries, Inc.	6,038	428,517
Smith & Wesson Brands, Inc.	23,760	263,261
Whirlpool Corp.(d)	6,148	956,567
Williams-Sonoma, Inc.(d)	9,283	1,252,648
Wolverine World Wide, Inc.	17,989	290,163
		8,207,163
Consumer Staples-1.59%
Bunge Ltd.	9,240	915,684
Tyson Foods, Inc., Class A	12,019	790,249
		1,705,933
Energy-21.39%
Alliance Resource Partners L.P.	50,028	1,147,142
Black Stone Minerals L.P.	70,279	1,144,142
BP PLC, ADR (United Kingdom)(d)	18,021	652,901
Chord Energy Corp.	4,765	682,967
Civitas Resources, Inc.	10,148	675,349
CONSOL Energy, Inc.	13,723	793,601
Crescent Point Energy Corp. (Canada)	126,656	944,854
Crestwood Equity Partners L.P.	33,043	888,857
Delek US Holdings, Inc.	24,751	662,337
Energy Transfer L.P.	82,770	1,099,186
Enterprise Products Partners L.P.	30,245	774,272
Genesis Energy L.P.	52,524	592,996
Global Partners L.P.	30,681	1,134,890
HF Sinclair Corp.	21,598	1,228,926
Marathon Petroleum Corp.	10,789	1,386,602
MPLX L.P.	31,544	1,101,516
Northern Oil and Gas, Inc.	24,043	805,921
NuStar Energy L.P.	68,482	1,147,074
Phillips 66	10,779	1,080,810
Plains All American Pipeline L.P.	68,434	852,688
Shell PLC, ADR (Netherlands)(d)	8,274	486,594
Suncor Energy, Inc. (Canada)	27,134	942,092
TotalEnergies SE, ADR (France)(d)	8,116	503,517
VAALCO Energy, Inc.(d)	51,682	240,321
Valero Energy Corp.	8,384	1,174,012
Western Midstream Partners L.P.	29,342	792,821
		22,936,388
Financials-22.30%
Ally Financial, Inc.	26,545	862,447
Apollo Commercial Real Estate Finance, Inc.(d)	40,464	492,447
Banco de Chile, ADR (Chile)	39,121	859,488
Banco Santander Chile, ADR (Chile)	41,929	709,019
Bancolombia S.A., ADR (Colombia)	27,625	835,656
Bank of America Corp.	29,807	1,057,552
	Shares	Value
Financials-(continued)
BankUnited, Inc.	8,692	$327,167
Berkshire Hills Bancorp, Inc.(d)	13,927	432,433
Capital One Financial Corp.	8,886	1,057,434
Citigroup, Inc.	20,271	1,058,552
CNO Financial Group, Inc.	17,517	451,238
East West Bancorp, Inc.	10,107	793,602
Equitable Holdings, Inc.	24,262	778,082
Evercore, Inc., Class A	6,505	844,414
Fidelity National Financial, Inc.	17,523	771,538
First Bancorp	24,844	334,152
Goldman Sachs Group, Inc. (The)	3,390	1,240,096
HSBC Holdings PLC, ADR (United Kingdom)(d)	19,978	737,987
Jackson Financial, Inc., Class A	10,728	472,461
Jefferies Financial Group, Inc.	23,863	937,339
MetLife, Inc.	16,525	1,206,655
MGIC Investment Corp.	53,511	755,575
Mizuho Financial Group, Inc., ADR (Japan)(d)	237,157	749,416
PacWest Bancorp	23,554	651,504
Popular, Inc.	8,986	616,799
Radian Group, Inc.	17,119	378,330
SLM Corp.	38,830	682,243
Synchrony Financial	31,460	1,155,526
Unum Group	20,331	854,512
Virtu Financial, Inc., Class A	13,700	264,547
Virtus Investment Partners, Inc.	1,920	412,570
Wells Fargo & Co.	24,203	1,134,395
		23,915,176
Health Care-2.03%
Organon & Co.	18,762	565,299
Pfizer, Inc.	19,914	879,402
Viatris, Inc.	60,309	733,358
		2,178,059
Industrials-3.99%
Danaos Corp. (Greece)	4,337	256,663
FedEx Corp.	5,230	1,013,888
Global Ship Lease, Inc., Class A (United Kingdom)(d)	15,940	295,368
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)	3,875	668,709
Ryder System, Inc.	9,178	866,495
Textainer Group Holdings Ltd. (China)(d)	11,011	373,273
Triton International Ltd. (Bermuda)	11,353	801,976
		4,276,372
Information Technology-2.55%
Avnet, Inc.	15,448	708,754
HP, Inc.	30,068	876,182
Skyworks Solutions, Inc.	10,499	1,151,425
		2,736,361
Materials-7.32%
Algoma Steel Group, Inc. (Canada)	37,542	315,728
Celanese Corp.	7,061	869,915
Chemours Co. (The)	17,309	629,875
CVR Partners L.P.	4,811	476,914
Gerdau S.A., ADR (Brazil)(d)	177,917	1,156,461
Greif, Inc., Class A	5,828	416,294
Huntsman Corp.	20,204	640,265
Nutrien Ltd. (Canada)	10,879	900,672
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(d)	7,377	719,553
Tronox Holdings PLC, Class A	20,161	345,761
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Vale S.A., ADR (Brazil)(d)	41,418	$773,688
WestRock Co.	15,494	607,985
		7,853,111
Real Estate-10.38%
Agree Realty Corp.	14,975	1,117,584
Apple Hospitality REIT, Inc.	56,173	995,947
CareTrust REIT, Inc.	18,572	384,812
Corporate Office Properties Trust(d)	22,143	621,554
Gaming and Leisure Properties, Inc.	23,293	1,247,573
Getty Realty Corp.	9,855	359,018
LTC Properties, Inc.	8,076	308,099
National Health Investors, Inc.	8,956	526,882
National Retail Properties, Inc.	24,378	1,154,298
Omega Healthcare Investors, Inc.(d)	35,727	1,051,803
Service Properties Trust	61,936	551,850
Tanger Factory Outlet Centers, Inc.	25,784	492,732
VICI Properties, Inc.	35,799	1,223,610
W.P. Carey, Inc.(d)	12,776	1,092,731
		11,128,493
Utilities-0.92%
Otter Tail Corp.(d)	5,499	352,761
Vistra Corp.	27,361	630,945
		983,706
Total Common Stocks & Other Equity Interests (Cost $83,694,383)		87,157,154

Closed-End Funds-9.62%
Allspring Income Opportunities Fund	36,201	249,063
Ares Dynamic Credit Allocation Fund, Inc.(d)	20,800	263,744
Blackstone Strategic Credit Fund(d)	30,459	339,009
DoubleLine Income Solutions Fund(d)	89,875	1,132,425
DoubleLine Yield Opportunities Fund(d)	48,604	712,049
Eaton Vance Limited Duration Income Fund	69,149	710,852
First Trust High Yield Opportunities 2027 Term Fund(d)	28,141	413,954
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(d)	18,237	386,260
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(d)	37,375	653,689
GAMCO Global Gold Natural Resources & Income Trust	125,838	478,184
Highland Income Fund	53,476	569,519
Nuveen Preferred & Income Opportunities Fund(d)	67,620	538,255
Nuveen Taxable Municipal Income Fund	20,359	343,253
PGIM Global High Yield Fund, Inc.	31,868	377,636
PGIM High Yield Bond Fund, Inc.	25,251	329,778
PIMCO Dynamic Income Opportunities Fund(d)	82,056	1,169,298
Western Asset Diversified Income Fund(d)	41,698	590,027
Western Asset Emerging Markets Debt Fund, Inc.	43,805	418,776
Western Asset High Income Opportunity Fund, Inc.	62,550	254,578
Western Asset Inflation-Linked Opportunities & Income Fund(d)	40,331	388,387
Total Closed-End Funds (Cost $11,133,824)		10,318,736
	Shares	Value
Preferred Stocks-9.03%
Communication Services-1.14%
AT&T, Inc., Series C, Pfd., 4.75%	58,390	$1,225,022
Financials-7.89%
Arch Capital Group Ltd., Series G, Pfd., 4.55%(d)	22,523	450,235
Bank of America Corp., Series L, Conv. Pfd., 7.25%	941	1,170,792
Bank of America Corp., Series QQ, Pfd., 4.25%	35,331	683,655
Capital One Financial Corp., Series L, Pfd., 4.38%	19,401	370,753
First Republic Bank, Series N, Pfd., 4.50%(d)	19,075	378,639
JPMorgan Chase & Co., Series EE, Pfd., 6.00%(d)	45,676	1,164,281
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	58,186	1,233,543
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	932	1,172,447
Wells Fargo & Co., Series Z, Pfd., 4.75%(d)	55,985	1,188,561
Wells Fargo & Co., Series CC, Pfd., 4.38%	32,482	652,239
		8,465,145
Total Preferred Stocks (Cost $10,598,872)		9,690,167
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $375,276)	375,276	375,276
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $105,802,355)		107,541,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.14%
Invesco Private Government Fund, 4.36%(e)(f)(g)	3,943,579	3,943,579
Invesco Private Prime Fund, 4.59%(e)(f)(g)	10,145,169	10,148,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,091,708)		14,091,791
TOTAL INVESTMENTS IN SECURITIES-113.41% (Cost $119,894,063)		121,633,124
OTHER ASSETS LESS LIABILITIES-(13.41)%		(14,385,661)
NET ASSETS-100.00%		$107,247,463

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Invesco Ltd.	$689,140	$543,334	$(1,193,537)	$(189,210)	$150,273	$-	$25,712
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,298	8,774,399	(8,427,421)	-	-	375,276	4,235
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,227,180	37,857,633	(39,141,234)	-	-	3,943,579	75,547*
Invesco Private Prime Fund	11,906,148	77,806,172	(79,567,614)	(900)	4,406	10,148,212	207,194*
Total	$17,850,766	$124,981,538	$(128,329,806)	$(190,110)	$154,679	$14,467,067	$312,688

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023, for each Fund (except for Dynamic Large Cap Value ETF and S&P 500 Value with Momentum ETF). As of January 31, 2023, all of the securities in Dynamic Large Cap Value ETF and S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$594,538,274	$-	$-	$594,538,274
Money Market Funds	-	25,770,313	-	25,770,313
Total Investments	$594,538,274	$25,770,313	$-	$620,308,587
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$161,046,548	$-	$-	$161,046,548
Money Market Funds	-	3,619,261	-	3,619,261
Total Investments	$161,046,548	$3,619,261	$-	$164,665,809
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,354,131,685	$-	$-	$2,354,131,685
Money Market Funds	1,392,130	89,460,731	-	90,852,861
Total Investments	$2,355,523,815	$89,460,731	$-	$2,444,984,546
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,093,964,641	$-	$-	$1,093,964,641
Money Market Funds	384,820	120,953,789	-	121,338,609
Total Investments	$1,094,349,461	$120,953,789	$-	$1,215,303,250
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$431,858,609	$-	$-	$431,858,609
Money Market Funds	215,097	64,332,675	-	64,547,772
Total Investments	$432,073,706	$64,332,675	$-	$496,406,381

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$225,242,413	$-	$-	$225,242,413
Money Market Funds	114,470	24,787,291	-	24,901,761
Total Investments	$225,356,883	$24,787,291	$-	$250,144,174
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$178,058,653	$-	$-	$178,058,653
Money Market Funds	44,621	18,196,852	-	18,241,473
Total Investments	$178,103,274	$18,196,852	$-	$196,300,126
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$747,384,956	$-	$-	$747,384,956
Money Market Funds	171,456	137,699,684	-	137,871,140
Total Investments	$747,556,412	$137,699,684	$-	$885,256,096
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$218,686,059	$-	$-	$218,686,059
Money Market Funds	276,508	15,188,084	-	15,464,592
Total Investments	$218,962,567	$15,188,084	$-	$234,150,651
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$87,157,154	$-	$0	$87,157,154
Closed-End Funds	10,318,736	-	-	10,318,736
Preferred Stocks	9,690,167	-	-	9,690,167
Money Market Funds	375,276	14,091,791	-	14,467,067
Total Investments	$107,541,333	$14,091,791	$0	$121,633,124